Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Revenues
Electric	$ 11,606	$ 10,645	$ 10,257
Natural gas	3,350	3,196	3,142
Total operating revenues	14,956	13,841	13,399
Operating Expenses
Cost of electricity	4,016	3,898	3,711
Cost of natural gas	1,317	1,291	1,291
Operating and maintenance	5,466	4,439	4,346
Depreciation, amortization, and decommissioning	2,215	1,905	1,752
Total operating expenses	13,014	11,533	11,100
Operating Income	1,942	2,308	2,299
Interest income	7	9	33
Interest expense	(700)	(684)	(705)
Other income, net	49	27	67
Income Before Income Taxes	1,298	1,660	1,694
Income tax provision	440	547	460
Net Income	858	1,113	1,234
Preferred stock dividend requirement of subsidiary	14	14	14
Income Available for Common Shareholders	844	1,099	1,220
Weighted Average Common Shares Outstanding, Basic	401	382	368
Weighted Average Common Shares Outstanding, Diluted	402	392	386
Net Earnings Per Common Share, Basic	$ 2.10	$ 2.86	$ 3.25
Net Earnings Per Common Share, Diluted	$ 2.10	$ 2.82	$ 3.20
Dividends Declared Per Common Share	$ 1.82	$ 1.82	$ 1.68
Pacific Gas And Electric Company [Member]
Operating Revenues
Electric	11,601	10,644	10,257
Natural gas	3,350	3,196	3,142
Total operating revenues	14,951	13,840	13,399
Operating Expenses
Cost of electricity	4,016	3,898	3,711
Cost of natural gas	1,317	1,291	1,291
Operating and maintenance	5,459	4,432	4,343
Depreciation, amortization, and decommissioning	2,215	1,905	1,752
Total operating expenses	13,007	11,526	11,097
Operating Income	1,944	2,314	2,302
Interest income	5	9	33
Interest expense	(677)	(650)	(662)
Other income, net	53	22	59
Income Before Income Taxes	1,325	1,695	1,732
Income tax provision	480	574	482
Net Income	845	1,121	1,250
Preferred stock dividend requirement	14	14	14
Income Available for Common Shareholders	$ 831	$ 1,107	$ 1,236